Summary of significant accounting policies - Accounts receivable and Allowance for Credit Losses (Details) - USD ($)	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable	$ 96,119,056		$ 97,911,510
Other deposits and prepayments	323,322,007		277,463,137
Amounts due from related parties	233,441,459		200,757,623
Total current assets	5,600,910,134		5,645,063,109
Total assets	7,669,323,576		7,421,664,433
Total equity	$ 1,025,903,162		791,952,022	$ 745,645,149	$ 1,057,013,126
ASU No. 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable			97,911,510
Other deposits and prepayments			277,463,137
Amounts due from related parties			200,757,623
Total current assets			5,645,063,109
Total assets			7,421,664,433
Total equity			$ 791,952,022
Effects of adoption of Credit Loss ASUs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable		$ (2,829,696)
Other deposits and prepayments		(1,908,929)
Amounts due from related parties		(1,781,767)
Total current assets		(6,520,392)
Total assets		(6,520,392)
Total equity		(6,520,392)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable		95,081,814
Other deposits and prepayments		275,554,208
Amounts due from related parties		198,975,856
Total current assets		5,638,542,717
Total assets		7,415,144,041
Total equity		$ 785,431,630